Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows:

	December 31, 2011	December 31, 2012
Purchase of equipment	478,197	348,296
Withholding individual income tax payable (a)	47,652	47,768
Income tax payables	6,207	5,026
Accrued payroll and welfare	11,577	23,599
Other payable due to customers (Note 12)	89,491	89,533
Other payable due to litigation and claims (b)	0	46,668
Other accruals and payable	116,264	165,987

	749,388	726,877

(a)	Withholding individual income tax payable

(b)	Other payable due to litigation and claims